1. Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Details Narrative Abstract
Unpaid principal balances of mortgage loans serviced for others	$ 866	$ 1,000	$ 1,400
Compensation expense for restricted stock units	$ 85	$ 592	$ 932